Leases - Carrying Amount of Assets Held under Finance Leases (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of recognised finance lease as assets by lessee [line items]
Carrying amount of assets held under finance leases	¥ 26,540	¥ 6,293
Land and buildings [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Carrying amount of assets held under finance leases	2,520	2,837
Other tangible assets [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Carrying amount of assets held under finance leases	23,029	3,312
Property, plant and equipment [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Carrying amount of assets held under finance leases	25,549	6,149
Software [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Carrying amount of assets held under finance leases	¥ 991	¥ 144